Paragon Option Agreements - Narrative (Details) $ / shares in Units, $ in Thousands				1 Months Ended					3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 26, 2025 USD ($)	Apr. 28, 2025 USD ($)	Mar. 18, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) employee vote	Sep. 19, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Sep. 30, 2025 USD ($) employee vote	Dec. 31, 2026	Dec. 31, 2025 USD ($)
Related Party
Asset Acquisition [Line Items]
Accounts payable and other current liabilities					$ 7,221				$ 7,221	$ 6,273
License Agreement Terms | Paragon Option Agreements
Asset Acquisition [Line Items]
Number of employees overseeing and coordinating the project | employee							2			2
Paragon Therapeutics | Paragon Option Agreements
Asset Acquisition [Line Items]
Accounts payable and other current liabilities										$ 6,300
Paragon Therapeutics | Paragon Option Agreements | Forecast
Asset Acquisition [Line Items]
Percent of outstanding shares											1.00%	1.00%
Paragon Therapeutics | Paragon Option Agreements | Forecast | Related Party
Asset Acquisition [Line Items]
Percent of outstanding shares									1.00%
Paragon Therapeutics | License Agreement Terms | Paragon Option Agreements
Asset Acquisition [Line Items]
Number of employees overseeing and coordinating the project | employee							2			2
Number of votes | vote							1			1
Option agreement termination period, maximum contractual period							30 days			30 days
Expiration period							30 days			30 days
Termination period							30 days			30 days
Research and development expense, paid				$ 3,300
Paragon Therapeutics | License Agreement Terms | Paragon Option Agreements | Research and development
Asset Acquisition [Line Items]
Development costs incurred									$ 13,200
Paragon Therapeutics | License Agreement Terms | Paragon Option Agreements | Related Party
Asset Acquisition [Line Items]
Accounts payable and other current liabilities					7,200				7,200
Paragon Therapeutics | License Agreement Terms | Paragon Option Agreements | Related Party | Research and development
Asset Acquisition [Line Items]
Development costs incurred									13,200
Paragon Therapeutics | License Agreement Terms | Paragon Option Agreements | Related Party | General and administrative
Asset Acquisition [Line Items]
Development costs incurred									100
Paragon Therapeutics | License Agreement Terms | CR-001 | Paragon Option Agreements
Asset Acquisition [Line Items]
Non-refundable milestone payments			$ 22,000				$ 22,000
Milestone payment		$ 2,500
Percent reduction to royalty payment due to invalid patent										30.00%
Termination period due to breach of contract										60 days
Sublicense agreement period										30 days
Upfront research and development cost reimbursement						$ 1,500		$ 1,500
Research plan finalization payment					1,300
Milestone payment				$ 1,500
Research and development expense incurred									10,500
Research and development expense, paid									5,200
Research and development expense, accrued									600
Paragon Therapeutics | License Agreement Terms | CR-001 | Paragon Option Agreements | Research and development
Asset Acquisition [Line Items]
Upfront development costs (less than)									1,500
Development costs incurred									4,600
Paragon Therapeutics | License Agreement Terms | CR-001 | Paragon Option Agreements | General and administrative
Asset Acquisition [Line Items]
Upfront development costs (less than)									100
Development costs incurred									100
Paragon Therapeutics | License Agreement Terms | CR-001 | Paragon Option Agreements | Related Party
Asset Acquisition [Line Items]
Non-refundable milestone payments									12,000
Accounts payable and other current liabilities					6,200				6,200
Milestone payment									10,000
Paragon Therapeutics | License Agreement Terms | CR-001 | Paragon Option Agreements | Paragon Therapeutics
Asset Acquisition [Line Items]
Non-cash upfront consideration, common stock issued (in shares) | shares								722,500
Non-cash upfront consideration, common stock, value per share (in dollars per share) | $ / shares								$ 1.38
Non-cash upfront consideration, common stock issued, value								$ 1,000
Development costs incurred									4,700
Paragon Therapeutics | License Agreement Terms | CR-001 | Paragon Option Agreements | Parascent Holding LLC
Asset Acquisition [Line Items]
Non-cash upfront consideration, common stock issued (in shares) | shares								361,250
Paragon Therapeutics | License Agreement Terms | CR-001 | Paragon Option Agreements | Forecast
Asset Acquisition [Line Items]
Research and development expense, paid												$ 4,700
Paragon Therapeutics | License Agreement Terms | CR-002 | Paragon Option Agreements
Asset Acquisition [Line Items]
Non-refundable milestone payments	$ 46,000						$ 46,000
Accounts payable and other current liabilities					800				800
Development costs incurred									800
Research plan finalization payment					$ 2,500
Pre-development costs incurred									0
Paragon Therapeutics | License Agreement Terms | CR-002 | Paragon Option Agreements | Research and development
Asset Acquisition [Line Items]
Development costs incurred									800
Paragon Therapeutics | License Agreement Terms | CR-002 | Paragon Option Agreements | General and administrative
Asset Acquisition [Line Items]
Development costs incurred									100
Paragon Therapeutics | License Agreement Terms | CR-002 | Paragon Option Agreements | Related Party
Asset Acquisition [Line Items]
Non-refundable milestone payments									26,000
Milestone payment									$ 20,000
Paragon Therapeutics | License Agreement Terms | CR-003 | Paragon Option Agreements
Asset Acquisition [Line Items]
Non-refundable milestone payments		$ 46,000